Financial Instruments - Analysis of Financial Instruments Valued Using Internal Models Based on Information Other Than Market Data (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets and liabilities [line items]
FVTPL	£ 208	£ 386
Financial assets at fair value through other comprehensive income	8,950	9,747
Total net assets	257	424
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	0	0	£ 0
Total (expense)/ income	17	(5)	6
Level 3
Disclosure of financial assets and liabilities [line items]
Financial assets and liabilities	249	442
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	11	(16)	7
Other Level 3 | Level 3
Disclosure of financial assets and liabilities [line items]
Other Level 3 assets	17	23
Other Level 3 liabilities	(9)	(41)
Financial asset liabilities	7	16	(2)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(1)	(5)	1
Reversionary property securities | Equity and Credit Contracts
Disclosure of financial assets and liabilities [line items]
Derivative assets	51	52
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	3	2	30
Reversionary property securities | Debt Securities
Disclosure of financial assets and liabilities [line items]
FVTPL	107	120
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	6	(17)	(28)
Loans and advances to customers | Roll-up Mortgage Portfolio
Disclosure of financial assets and liabilities [line items]
FVTPL	56	51
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	6	0	8
Loans and advances to customers | Other Loans
Disclosure of financial assets and liabilities [line items]
FVTPL	43	41
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	3	1	2
Loans and advances to customers | Other Loans | Financial assets at fair value through other comprehensive income
Disclosure of financial assets and liabilities [line items]
Financial assets at fair value through other comprehensive income	21	56
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(4)	(2)	(5)
Credit linked notes | Debt Securities
Disclosure of financial assets and liabilities [line items]
FVTPL	2	174
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(16)	7	13
Property Related Options and Forwards | Equity Securities
Disclosure of financial assets and liabilities [line items]
Derivative liabilities	(29)	(26)
Derivative assets and other Level 3 assets, fair value movements recognised in profit/(loss)	(3)	0	0
Credit Protection Guarantees | Financial Guarantees
Disclosure of financial assets and liabilities [line items]
FVTPL	(2)	(26)
Derivative liabilities and other Level 3 liabilities, fair value movements recognised in profit/(loss)	£ 16	£ (7)	£ (13)